BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS

25.1 Acquisition of Clarice Technologies

On May 14, 2015 ("closing date"), Globant España S.A. acquired Clarice Technologies PVT, Ltd ("Clarice"), a company organized and existing under the laws of India. Clarice is an innovative software product development services company that offers product engineering and user experience (UX) services and has operations in the United States and India. As of the closing date, the total headcount of Clarice was 337 employees distributed in India and United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Clarice.

On August 5, 2015 the Company changed the legal name from Clarice to Globant India Private Limited ("Globant India").

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 20,184, which included certain earn out payments agreed with the sellers.

Based on the targets achieved by Globant India for the period between January 1, 2018 and December 31, 2018, the Company paid on March 14, 2019, 3,135.

Based on the targets achieved by Globant India for the period between January 1, 2019 and December 31, 2019, the Company paid on June 22, 2020, 1,585.

On April 5, 2019, the Company issued 7,654 common shares for an amount of 400.

As of December 31, 2019 included 1,580 as Other financial liabilities current. As of December 31, 2020 the consideration was fully settled.
25.2 Acquisition of Dynaflows

On October 22, 2015, the Company acquired from Alfonso Amat, Wayra Argentina S.A., BDCINE S.R.L., Laura A. Muchnik, Facundo Bertranou, Mora Amat and Fabio Palioff (jointly "the Sellers) 9,014 shares, which represents 38.5% of the capital stock of Dynaflows S.A. Before this acquisition, the Company had 22.7% of the capital stock of Dynaflows and classified it as investment in associates. Through this transaction, the Company gained the control of Dynaflows S.A.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to ARS 13,316 (1,402) and 414, payable in two installments.

On April 22, 2016, the Company made a capital contribution of 868 (ARS 8,250) to Dynaflows by issuing 9,190 shares.

After both agreements and considering the previous equity interest held by the Company of 22.7%, the Company held the 66.73% of participation in Dynaflows.

Minority interest purchase agreement

On October 22, 2015, the Company entered into a Shareholders Agreement (the "Minority Interest SHA") with Alfonso Amat and Mora Amat (the "non-controlling shareholders") to agree on a put option over the 33.27% of the remaining interest of Dynaflows effective on the third or fifth anniversary from the date of acquisition, pursuant to which the non-controlling shareholders shall have the right (the "Put Option") to sell and the Company shall purchase all, but not less than all the shareholder's non-controlling interest.

On October 26, 2018, the non-controlling shareholders exercised such option and the Company paid a total amount of 1,186 based on the EBITDA and Revenue of Dynaflows for the twelve months ended on September, 2018. Given that the exercise of the option occurred earlier than expected, a gain of 1,611 was recognized as of December 31, 2018 and disclosed as Other income and expenses, net.

As of December 31, 2017, the Company has recognized as non-current other financial liabilities the written put option for an amount of 2,797, equal to the present value of the amount that could be required to be paid to the counterparty discounted at an interest rate of 3.5%. Changes in the measurement of the gross obligation were recognized in profit or loss.

Pursuant to the shareholder's agreement, the Company also agreed on a call option over non-controlling interest effective after the fifth anniversary from the closing date till the sixth anniversary from the closing date pursuant to which the Company shall have the right to purchase and the non-controlling interest shareholders shall sell all but not less than all the shareholder's non-controlling interest then owned by the non-controlling shareholders.

During the year ended December 31, 2018, the call option was derecognized and a loss of 455 was recognized as Other income and expenses, net.

As of December 31, 2019 the consideration was fully settled

25.3 Acquisition of WAE

On May 23, 2016 (closing date), Globant España S.A. acquired 100% of shares of We Are London Limited (WAE UK), a company organized and existing under the laws of England and Wales and 100% of shares of We Are Experience, Inc. a corporation organized and existing under the Laws of the State of New York, United States (WAE US) (jointly WAE UK and WAE US are WAE). WAE is a service design consultancy, specialized in three distinct but complementary service offerings -
Research, Strategy and Creative. Total headcount of WAE was 40 employees with operations in United States and United Kingdom. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of WAE.

The aggregate purchase price under the Stock Purchase Agreement (SPA) amounted to 19,851, of which 12,131 relates to WAE UK and 7,720 relates to WAE US.
During the year ended December 31, 2018, the Company recognized a loss arising from the settlement agreement that amounted to 1,038 and is disclosed as Other income, net. In July, 2018, the Company paid a total amount of 1,867.

Acquisition-related charges amounting to 515 have been excluded from the consideration transferred and have been recognized as an expense in profit or loss as of December 31, 2019, within the Professional services line item.

As of December 31, 2019, the consideration was fully settled.

25.4 Acquisition of L4

On November 14, 2016 ("closing date"), Globant, LLC acquired 100% of shares of L4 Mobile, LLC ("L4"), a limited liability company organized and existing under the laws of the State of Washington, United States. L4 offers the digital product consulting, design, development and quality assurance services necessary to build and manage robust digital products. Total headcount of L4 was 90 employees with operations in United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of L4.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 20,388, including certain earn out payments.

On January 30, 2018, the Company signed an amendment to the SPA.

As of December 31, 2018, the Company remeasured the fair value of the contingent consideration related to the earn-outs, considering the non-achievement of targets established by the Share Purchase Agreement. Gain arising from the change in fair amounted to 1,848 and is disclosed as Other income and expense, net as of December 31, 2018.

As of December 31, 2019 the fair value of the contingent consideration was fully settled.

Acquisition related expenses were not material and were recognized directly as expense.

25.5 Acquisition of Ratio

On February 28, 2017, Globant, LLC acquired 100% of shares of Ratio Cypress, LLC ("Ratio"), a limited liability company organized and existing under the laws of the State of Washington, United States. Ratio offers design, development and quality assurance services necessary to build and manage robust digital products and video streaming solutions for major media companies. Total headcount of Ratio was 45 employees with operations in United States.

The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Ratio.

The aggregate purchase price under the Stock Purchase Agreement ("SPA"), amended on March 2, 2018, amounted to 9,529, including certain earn our payments.

On February 15, 2019, the Company paid the aggregate consideration of 2,019, to the sellers.

On February 18, 2020, the Company paid the aggregate consideration of 903 for targets achievement by Ratio during the period commencing on January 1, 2019 and ending on December 31, 2019.

As of December 31, 2020 the consideration was fully settled. As of December 31,2019 includes 903 as Other financial liabilities current.

Acquisition related expenses were not material and were recognized directly as expense.
25.6 Acquisition of PointSource

On June 1, 2017, Globant, LLC acquired 100% of shares of PointSource, LLC ("PointSource"), a limited liability company organized and existing under the laws of the State of Florida, United States. PointSource offers digital solutions to its customers which include design, digital strategy, development and marketing services. Total headcount of PointSource was 97 employees with operations in United States.

The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of PointSource.

The aggregate purchase price under the Stock Purchase Agreement ("SPA") amounted to 28,629.

In May, 2018, the Company signed an amendment to the SPA, pursuant to which a new fixed-payment was established, in replacement of previous payment subject to targets achievements. As of December 31, 2018, gain arising from the change in the fair value of the liability amounted to 5,506 and it was recognized in the line of Other income and expense, net.

On February 28, 2019, the Company paid the aggregate consideration of 750 to the sellers.

On February 28, 2020, the Company paid the aggregate consideration of 1,088 to the sellers, related to the target achievements during the period commencing on January 1, 2019 and ending on December 31, 2019.

As of December 31, 2020, the consideration was fully settled. As of December 31, 2019, included 1,086 as Other financial liabilities current.

Acquisition related expenses were not material and were recognized directly as expense.

25.7 Acquisition of Small Footprint

On August 20, 2018, Globant España S.A. (sociedad unipersonal) and Globant, LLC signed a pre-closing Asset Purchase Agreement (“APA”) with Small Footprint Inc., a corporation organized and existing under the laws of the State of North Carolina, United States, pursuant to which Globant España acquired 100% of shares of Small Footprint S.R.L., a limited liability company organized and existing under the laws of Romania, and Globant, LLC acquired the assets and properties used or held for use in connection with the business of Small Footprint Inc. Both transactions were treated as a single business combination according to IFRS 3. The closing date took place on October 15, 2018, which is the date the Company acquired control over Small Footprint.
The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Small Footprint.

The aggregate purchase price under the APA amounted to 7,397. Such purchase price may be subject to adjustments based on the future performance of Small Footprint and is payable to the seller as follows:

First earn-out payment: On March 1, 2019, the Company paid the aggregate consideration of 3,066 to the sellers.

Second earn-out payment: On February 13, 2020, the Company paid the aggregate consideration of 2,140 to the sellers given the achievement of billable headcount target during the year 2019 and such amount was recognized as remuneration expense.

Third earn-out payment: Not later than February 15, 2021, the amount of 1,610 considering the billable headcount target achievement by Small Footprint during the period commencing on January 1, 2020 and ending on December 31, 2020 which was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and have been recognized in expense during the required service period.

As of December 31, 2019, the consideration was fully settled.

Acquisition related expenses were not material and were recognized directly as expense for each period.
25.8 Acquisition of Avanxo

On January 17, 2019, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”) with the shareholders of Avanxo (Bermuda) Limited (“Avanxo”), pursuant to which the Company agreed to purchase all of Avanxo’s share capital subject to the terms and conditions set forth in the Purchase Agreement. Avanxo is a cloud consulting and implementation company headquartered in Bermuda, with operations in Brazil, Mexico, Colombia, Peru, Argentina and the United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Avanxo.

The Purchase Agreement contains customary representations, warranties, covenants, indemnities and conditions to closing, including non-objection to the Acquisition by the Colombian antitrust authority (Superintendencia de Industria y Comercio), which was received in January, 2019. The transaction closed on February 1, 2019 (acquisition date).

Under the terms of the Purchase Agreement, the total consideration payable by the Company to Avanxo’s shareholders, assuming a debt-free and cash-free balance sheet, is 44,460. Such purchase price may be subject to a working capital adjustment, reduction for uncollected accounts receivables and the amounts of the Earn-Out Payments (as defined below) that become due and payable.
•Up-front payment: On February 1, 2019, the Company paid an aggregate consideration of 40,939 to the seller. The working capital and the minimum cash adjustments amounted to 1,205 and were paid in May, 2019.
•Earn-out payments: the total amount of the earn-out payments was 7,618 and will be payable in two installments, at the end of each of the years ending December 31, 2019 and 2020, and is subject to upwards or downwards adjustment based on Avanxo’s achievement of specified revenue, gross margin and operating margin targets for each of the years ending December 31, 2019 and 2020 (the “Earn Out Payments”) that apply only to certain sellers. Of total amount of the earn-out payments, 2,318 was considered part of the purchase price and 5,300 was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and will be recognized in expense during the required service period. As of March 24, 2020, the Company paid 1,159 related to the target achievements during the period commencing January 1, 2019 and ending on December 31, 2019.

At the Company's sole option, the Company will be entitled to pay a portion of the Total Consideration through the issuance and delivery of common shares, as follows: (i) up to 865 of the amount payable on the closing of the Acquisition and (ii) at the time of payment of any Earn Out Payments, up to 25% of such Earn Out Payment. The number of common shares that may be issued and delivered to Avanxo´s selling shareholders will be determined based on the volume weighted average trading price for the 60 calendar day period prior to closing of each share subscription. Common shares issued pursuant to the exercise of this option will be subject to a 12-month lock-up period. These common shares are expected to be issued in reliance on the exemption from registration provided by Regulation S under the Securities Act of 1933, as amended. On February 1 and February 20, 2019, the Company issued 14,778 common shares for a total amount of 845; and, on April 20, 2020 and May 7, 2020, the Company issued 6,346 and 2,730 common shares, respectively, for a total amount of 978 as part of this subscription agreement (note 29.1).

The fair value of the consideration transferred for Avanxo acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	42,144
Contingent consideration	2,158	(a)
Total consideration	44,302

(a) As of December 31, 2020 and 2019 included 1,145 and 1,147 as Other financial liabilities current, respectively, and as of December 31, 2019 included 1,102 as Other financial liabilities non-current.

Acquisition related expenses were not material and were recognized directly as expensed.
25.9 Acquisition of Belatrix

On August 9, 2019, Globant S.A. (the “Company”), through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement (the “Purchase Agreement”) with the equityholders of Belatrix Global Corporation S.A., a Spanish stock company (“Belatrix”), pursuant to which the Company purchased all of the outstanding equity interests in Belatrix and its subsidiaries (the “Acquisition”). The transaction was simultaneously signed and closed. Belatrix is a software and applications development company with operations in Argentina, Peru, Colombia and the United States. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of Belatrix.

Upon the closing of the Acquisition, the Company paid 61,468 in cash to the sellers and, pursuant to the terms of the Purchase Agreement, the sellers subscribed for 5,000 of the Company’s common shares, which were valued based on the volume weighted average trading price of the Company’s common shares during the 60-day period until two days prior to the closing date. A portion of the upfront cash consideration is being held in escrow for potential adjustments related to working capital, accounts receivable, minimum cash and other matters. An additional amount of 3,000 is payable to the sellers by October 31, 2020, subject to Belatrix’s achievement of specified revenue targets for the period from August 1, 2019 through July 31, 2020, and it is subject to upwards adjustment based on overachievement of such targets. Of total amount of the earn-out payments, 2,091 was considered part of the purchase price and 909 was identified as an arrangement that includes remuneration of former owners of the acquiree for future services and consequently, it was excluded from the business combination and will be recognized in expense during the required service period.

The fair value of the consideration transferred for Belatrix acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	61,468
Contingent consideration	4,165	(a)
Total consideration	65,633

(a) As of December 31, 2020 the consideration was fully settled. As of December 31, 2019 included 4,221 as Other financial liabilities current.

Acquisition related expenses were not material and were recognized directly as expense.

25.10 Acquisition of BI Live

On October 16, 2019, Globant S.A. (the “Company”), through its subsidiary Sistemas Globales S.A., entered into an Purchase Agreement with BI Live S.R.L., an Argentine company, pursuant to which the Company purchased certain assets and rights of BI Live (the “Acquisition”). The transaction closed on November 11, 2019. The purpose of the acquisition is related to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of BI Live.

Upon the closing of the acquisition, the Company paid 366 in cash to the sellers. An additional amount of up to 3,000 is payable to the sellers by February 21, 2021, 2022 and 2023, subject to BI Live’s achievement of specified growth and operating margin targets for the years 2020, 2021 and 2022, and it is subject to adjustment based on the achievement of such targets. The fair value of the contingent payment is 535 and 515 as of December 31, 2020 and 2019, respectively. The primarily reason for the purchase is to expand to SAP software consulting and innovation services.

The fair value of the consideration transfer for BI Live acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	366
Contingent consideration	512	(a)
Total consideration	878
(a) As of December 31, 2020 and 2019 included 397 and 515 as Other financial liabilities non-current, respectively, and as of December 31, 2020 included 138 as Other financial liabilities current.

25.11 Acquisition of Grupo Assa

On July 31 2020, Globant S.A., through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement (the “Purchase Agreement”) with the equityholders of Grupo ASSA Worldwide S.A., a Spanish stock company (Sociedad Anónima) and certain of its affiliated entities (collectively, “Grupo ASSA”), pursuant to which the Company agreed to purchase all of the outstanding equity interests in Grupo ASSA (the “Acquisition”). The transaction was simultaneously signed and closed. Grupo ASSA is a digital business consulting company with operations in Latin America, Europe, and the United States.

As consideration for the equity interests of Grupo ASSA, the Company agreed to pay:
(i) 45,000 on the closing date subject to purchase price adjustments related to working capital, accounts receivable and other matters (the “Closing Payment”)
(ii) 17,000 on the 24th month anniversary of the closing date (the “Deferred Payment’)
(iii) an additional amount of 12,500 subject to upwards or downwards adjustment based on Grupo ASSA's achievement of specified revenue and gross margin targets for the period from August 1, 2020 through December 31,2020, no later than March 31, 2021.

Pursuant to the terms of the transaction, 42,000 of the Closing Payment, minus the difference between the Estimated Cash at Closing and the Cash required, as defined in the share purchase agreement, which amounted to a total of 25,156, was paid in cash, and the sellers agreed to subscribe for up to 20,000 of the Company’s common shares as follows:
(i) 3,618 from the Closing Payment on the closing date (the “Tranche 1 Shares”)
(ii) 17,000 from the Deferred Payment, subject to adjustment for contingencies, on the 24th month anniversary of the closing date (the “Tranche 2 Shares”); provided that the issuance of a portion of the Tranche 2 Shares may be deferred for an additional 12-month period, to cover for certain contingencies, until the 36th month anniversary of the closing date. All subscribed shares shall be issued at a subscription price per share based on the volume weighted average trading price of the Company’s common shares during the 60-day period prior to the applicable date of issuance.

The fair value of the consideration for Grupo ASSA acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	28,774
Working capital adjustment	(2,493)
Contingent consideration	12,283	(a)
Installment payment	16,131
Total consideration	54,695

(a) As of December 31, 2020 included 11,218, the net of the contingent consideration and its remeasurement plus interest accrued, as Other financial liabilities current and 13,343 as Other financial liabilities non-current (installment payment plus interest accrued net of the indemnification asset as explained in note 25.19).

Acquisition related expenses were not material and were recognized directly as expense.

25.12 Acquisition of Xappia

On October 21, 2020, Globant S.A. (the “Company”), through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement with the equity holders of Xappia S.R.L., an Argentine company and Xappia SpA, a Chilean company ("Xappia Argentina" and "Xappia Chile"), pursuant to which the Company agreed to purchase all of the outstanding equity interests in Xappia Argentina and Xappia Chile. On the same date, the Company through one of its subsidiaries, Globant Brasil Consultoria Ltda., entered into a Purchase Agreement with the equity holder of Xappia Brasil Servicios de Assessoria Empresarial LTDA. ("Xappia Brazil"), a Brazilian company, pursuant to which the Company purchased certain rights title and interest of Xappia Brasil. The Share Purchase Agreement was signed on October 30, 2020 and the transaction closed on
November 13, 2020. The purpose of the purchase was to increase Salesforce delivery capabilities to our South American clients.

As consideration for the equity interest of Xappia Argentina and Xappia Chile and asset acquisition of Xappia Brazil, the Company agreed to pay:
(i) 3,500 on the closing date subject to any deduction or withholding detailed in the agreement ("the Closing Cash Payment");
(ii) 3,500 less any deduction or withholding as provided in the agreement that should be paid as follows: (1) an amount of 1,750 will be paid through the issuance of common shares of the Company to the sellers on the fourth (4) month anniversary of the Closing (the "G-Shares Tranche 1"), (2) an amount of 750 will be paid through the issuance of common shares of the Company to the sellers, on the twelfth (12) month anniversary of the Closing (the "G-Shares Tranche 2"), (3) an amount of 1,000 will be paid through the issuance of common shares of the Company to the sellers on the thirtieth (30) month anniversary of the Closing (the "G-Shares Tranche 3"). All subscribed shares shall be issued at a subscription price per share based on the volume weighted average trading price of the Company’s common shares during the 60-day period prior to the applicable date of issuance;
(iii) An additional amount of up to 3,000 is payable to the sellers by June 30, 2021 and 2022, subject to Xappia Argentina, Xappia Chile and Xappia Brazil’s achievement of specified growth and operating margin targets for the years 2020 and 2021, and it is subject to adjustment based on the achievement of such targets.

As of the date of issuance of these consolidated financial statements due to the recent of this acquisition, the accounting for this acquisition is incomplete; hence, pursuant the guidance in paragraph B66 of IFRS 3, the Company has included preliminary amounts in the below disclosures as required by such standard, as follows:

•Fair value of the total consideration transferred since the Company has not completed the fair value analysis of the contingent consideration as of the date of issuance of these financial statements.

•The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, the total amount of goodwill (including a qualitative description of the factors that make up the goodwill recognized and the amount of goodwill that will be deducted for tax purposes) and other intangibles, as applicable.

•The gross contractual amounts of the acquired receivables, and the best estimate at the acquisition date of the contractual cash flows not expected to be collected. For each contingent liability to be recognized, if any, an estimate of its financial effect, an indication of the uncertainties relating to the amount or timing of any outflow and the possibility of any reimbursement, and the reasons why the liability cannot be measured reliably, if applicable.

The preliminary fair value of the consideration for Xappia acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	4,136
Working capital adjustment	(149)
Contingent consideration	3,868	(a)
Installment payment	3,402
Total consideration	11,257

(a) As of December 31, 2020 included 4,761 as Other financial liabilities current and 2,382 as Other financial liabilities non-current.

Acquisition related expenses were not material and were recognized directly as expense.

25.13 Acquisition of Giant Monkey Robot

On November 9, 2020, Globant S.A (the "Company"), through its subsidiary Globant España S.A, entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Giant Monkey Robot, Inc., an American stock company, pursuant to which the Company purchased all of the outstanding interests in Giant Monkey Robot Inc. and its only subsidiary, Giant Monkey Robot SpA ("GMR Chile"), a Chilean stock company. The transaction was simultaneously signed and closed. Giant Monkey Robot is mainly a game developing Company, experts in complex technology solutions and experienced in supporting an maintaining live operation games for several platforms.

As consideration for the equity interest of Giant Monkey Robot, the Company agreed to pay:
i) 4,000 on the closing date plus or minus any adjustments, deductions or withholding detailed in the agreement ("the Closing Cash Payment");
ii) 1,123 were paid through the issuance of common shares of the Company to the sellers at closing date. All subscribed shares were issued at a subscription price per share based on the volume weighted average trading price of the Company’s common shares during the 60-day period prior to the applicable date of issuance;
(iii) An additional amount of up to 4,500 is payable to the sellers by June 30, 2021 and 2022, subject to GMR Chile's achievement of specified growth target for the years 2020 and 2021, and it is subject to adjustment based on the achievement of such targets. Pursuant to the terms of the transaction. 4,248 was paid in cash on November 9, 2020.

As of the date of issuance of these consolidated financial statements, due to the recent of this acquisition, the accounting for this acquisition is incomplete; hence, pursuant the guidance in paragraph B66 of IFRS 3, the Company has not included in this footnote the following disclosures as required by such standard, as follows:

•Fair value of the total consideration transferred since the Company has not completed the fair value analysis of the consideration transferred as of the date of issuance of these financial statements.

• The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, the total amount of goodwill (including a qualitative description of the factors that make up the goodwill recognized and the amount of goodwill that will be deducted for tax purposes) and other intangibles, as applicable.

•The gross contractual amounts of the acquired receivables, and the best estimate at the acquisition date of the contractual cash flows not expected to be collected. For each contingent liability to be recognized, if any, an estimate of its financial effect, an indication of the uncertainties relating to the amount or timing of any outflow and the possibility of any reimbursement, and the reasons why the liability cannot be measured reliably, if applicable.

The preliminary fair value of the consideration for Giant Monkey Robot acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	5,370
Contingent consideration	4,374	(a)
Total consideration	9,744

(a) As of December 31, 2020 included 2,467 as Other financial liabilities current and 1,924 as Other financial liabilities non-current.

Acquisition related expenses were not material and were recognized directly as expense.

25.14 Acquisition of BlueCap Management Consulting

On December 18, 2020, Globant S.A. (the “Company”), through certain of its wholly-owned subsidiaries, entered into an Equity Purchase Agreement (the “Purchase Agreement”) with the equityholder of BlueCap Management Consulting S.L., a Spanish limited liability company (sociedad limitada) (“BlueCap”), pursuant to which the Company purchased all of the outstanding equity interests in BlueCap (the “Acquisition”). The transaction was simultaneously signed and closed. BlueCap provides leading financial institutions consulting services primarily related to strategic management of risk, capital and value.

Upon the closing of the Acquisition, the Company paid:
(i) 43,200 euros paid in cash (plus/minus the shortfall or excess in BlueCap’s estimated cash at December 31, 2020 versus minimum required cash, as defined in the Purchase Agreement at such date);
(ii) 28,800 euros were paid through the issuance of common shares of the Company to the seller. The shares issued at closing were valued based on the volume weighted average trading price of the Company’s common shares during the 60-trading-day period ended 10 days prior to the closing date;
(iii) 14,000 euros less any working capital, accounts receivables and other matters adjustments, sett-off or deductions as provided in the Purchase Agreement no later than March 31, 2022;
(iv) 8,400 euros less any working capital, accounts receivables and other matters adjustments, sett-off or deductions as provided in the Purchase Agreement no later than March 31,2023;
(v) 5,600 euros less any working capital, accounts receivables and other matters adjustments, sett-off or deductions as provided in the Purchase Agreement no later than August 31,2024;
(vi) Additional amounts may be payable to the seller by March 31, 2022 and March 31, 2023 of up to 10,000 euros on each such date, subject to BlueCap’s achievement of specified revenue and operating margin targets for the period from January 1, 2021 through December 31, 2021 (in the case of the first payment) and the period from January 1, 2022 through December 31, 2022 (in the case of the second payment). Each such contingent payment is subject to upwards adjustment based on overachievement of the financial targets and to deduction for seller-indemnified losses in accordance with the Purchase Agreement.

As of the date of issuance of thes consolidated financial statements, due to the recent of this acquisition, the accounting for this acquisition is incomplete; hence, pursuant the guidance in paragraph B66 of IFRS 3, the Company has not included in this footnote the following disclosures as required by such standard, as follows:

•Fair value of the total consideration transferred since the Company has not completed the fair value analysis of the consideration transferred as of the date of issuance of these financial statements.

•The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, the total amount of goodwill (including a qualitative description of the factors that make up the goodwill recognized and the amount of goodwill that will be deducted for tax purposes) and other intangibles, as applicable.

•The gross contractual amounts of the acquired receivables, and the best estimate at the acquisition date of the contractual cash flows not expected to be collected. For each contingent liability to be recognized, if any, an estimate of its financial effect, an indication of the uncertainties relating to the amount or timing of any outflow

The preliminary fair value of the consideration for BlueCap acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	93,951
Contingent consideration	22,557	(a)
Installment payment	33,036
Total consideration	149,544

(a) As of December 31, 2020 included 55,593 as Other financial liabilities non-current.

Acquisition related expenses were not material and were recognized directly as expense.
25.15 Outstanding balances

Outstanding balances of other financial liabilities related to the above mentioned acquisitions as of December 31, 2020 and 2019 are as follows:

	As of December 31, 2020		As of December 31, 2019
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Clarice	—	—	1,580	—
Ratio	—	—	903	—
PointSource	—	—	1,086	—
Avanxo	1,145	—	1,147	1,102
Belatrix	—	—	4,221	—
BI Live	138	397	—	515
Grupo ASSA	11,218	13,343	—	—
Xappia	4,761	2,382	—	—
Giant Monkey Robot	2,467	1,924	—	—
Bluecap	—	55,593	—	—
Total	19,729	73,639	8,937	1,617

The significant inputs are disclosed in note 28.9.1.
25.16 Purchase Price Allocation

As of December 31, 2020 and 2019, the fair values of the assets acquired, liabilities assumed and goodwill, and the preliminary fair values of the assets acquired and goodwill of Grupo ASSA, Xappia, Giant Monkey Robot and Bluecap determined at the date of acquisition in the business combinations are as follows:

	2020 acquisitions			2019 acquisitions

	Grupo ASSA	Bluecap	Other acquisitions	Avanxo	Belatrix	BI Live

Current Assets
Cash and cash equivalents	3,486	9,944	2,153	2,749	3,929	—
Investments	—	6,258	8	948	86	—
Trade receivables	11,228	2,046	2,585	6,931	6,125	56
Other receivables	4,046	3,218	454	3,624	1,119	—
Indemnification asset	2,970	—	—	—	—	—
Other assets	—	—	—	11,015	—	—

Non current assets
Other receivables	207	—	—	—	206	—
Other financial assets	—	—	—	—	—	—
Property and equipment	838	384	243	500	3,181	—
Intangibles(1)	11,277	34,093	4,931	6,104	8,285	267
Right-of-use asset	513	—	—	—	3,272	—
Deferred tax	1,771	—	37	—	184	—
Goodwill (2)	63,682	126,059	14,731	32,068	50,816	555

Current liabilities
Trade and other payables	(4,259)	—	(341)	(14,123)	(3,195)	—
Lease liabilities	—	—	—	—	(3,347)	—
Tax liabilities	(8,085)	(6,491)	(897)	(2,649)	(1,138)	—
Payroll and social security	(6,453)	(17,444)	(1,670)	(1,582)	(3,224)	—
Other liabilities	—	—	—	—	(20)	—
Borrowings	(10,390)	—	—	(644)	(646)	—

Non current liabilities
Deferred tax liabilities	(2,849)	(8,523)	(1,233)	(639)	—	—
Lease liabilities	(584)	—	—	—	—	—
Borrowings	(3,579)	—	—	—	—	—
Contingencies	(9,124)	—	—	—	—	—
Total consideration	54,695	149,544	21,001	44,302	65,633	878

(1)As of December 31, 2020, the preliminary amounts of 42,703 and 7,598 have been allocated to customer relationships and other intangibles, respectively.
(2)As of December 31, 2020 and 2019, 204,472 and 83,439 , are not deductible for tax purposes, respectively.
Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of acquired companies. Only the customer contracts and relationships, internally used software and non-compete agreements are recognized as intangible, in the acquisitions of Bluecap, GMR, Xappia Grupo Assa, Belatrix, Avanxo and BI Live. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The fair values of the receivables acquired do not differ from their gross contractual amount.

Acquisition related expenses were not material and were recognized directly as expense for each period.

25.17 Impact of acquisitions on the results of the Company

Directors consider these "pro-forma" numbers to represent an approximate measure of the performance of the Company on an annualized basis and to provide a reference point for comparison in future periods.

The net income for the year ended December 31, 2020 includes a gain of 4,829 attributable to the business generated by Grupo ASSA. Revenue for the year ended December 31, 2020 includes 28,838 related to the business of that company. Had the business combination of Grupo ASSA been effected at January 1, 2020, the consolidated revenue of the Company would have been 849,948 and the net income for the year ended December 31, 2020 would have been 45,895.

The net income for the year ended December 31, 2020 includes a gain of 1,037 attributable to the business generated by Xappia. Revenue for the year ended December 31, 2020 includes 1,761 related to the business of that company. Had the business combination of Xappia been effected at January 1, 2020, the consolidated revenue of the Company would have been 820,482 and the net income for the year ended December 31, 2020 would have been 55,271.

The net income for the year ended December 31, 2020 includes a gain of 69 attributable to the business generated by Giant Monkey Robot. Revenue for the year ended December 31, 2020 includes 954 related to the business of that company. Had the business combination of Giant Monkey Robot been effected at January 1, 2020, the consolidated revenue of the Company would have been 817,798 and the net income for the year ended December 31, 2020 would have been 54,385.

The net income for the year ended December 31, 2020 includes a gain of 2,017 attributable to the business generated by Bluecap. Revenue for the year ended December 31, 2020 includes 3,351 related to the business of that company. Had the business combination of Bluecap been effected at January 1, 2020, the consolidated revenue of the Company would have been 851,250 and the net income for the year ended December 31, 2020 would have been 63,879.

Had the four business combinations made in 2020, as described above, been performed on January 1, 2020, the consolidated revenue of the Company would have been 897,061 and the net income for the year ended December 31, 2020, would have been 56,779.

25.18 Goodwill

Goodwill is measured as the excess of the cost of an acquisition over the sum of the amounts assigned to net assets acquired less liabilities assumed.

The Company evaluates goodwill for impairment at least annually or more frequently when there is an indication that the cash generating unit ("CGU") may be impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.

The Company first determines the value of the unit using the market approach. For the purposes of the calculation, the Company considers the value of the shares in the market.

In addition, the Company measures the CGU based on value-in-use calculations, which requires the use of various assumptions including revenue growth, gross margin, terminal growth rate and discount rates. The assumptions considered by the Company as of December 31, 2020 are the following: projected cash flows for the following five years, the average growth rate considered was 23.0% and the rate used to discount cash flows was 10.10%. The long-term rate used to extrapolate cash flows beyond the projected period was 3%. The recoverable amount is the higher of an asset's fair value less cost of disposals and value in use.

Very material adverse changes in key assumptions about the businesses and their prospects or an adverse change in market conditions may cause a change in the estimation of recoverable value and could result in an impairment charge. Based upon the Company's evaluation of goodwill, no impairments were recognized during 2020, 2019 and 2018.

A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2020	2019
Cost
Balance at beginning of year	188,538	104,846
Additions related to new acquisitions (note 25.16)	204,472	83,706
Translation	17	(14)
Measurement period adjustment	(267)	—
Balance at end of year	392,760	188,538

25.19 Effects of offsetting on acquisition

As part of the acquisition of Grupo ASSA, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 2,970. The consideration for this acquisition includes 16,313 (17,000 measured at present value) which are subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.

	As of December 31, 2020
	Gross amount	Gross amount set off	Net amount presented
		in the balance sheet	in the balance sheet
Other financial liabilities	16,313	2,970	13,343